Fair Value Measurements, Valuation Techniques (Details)	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended
	Jun. 30, 2013 Mortgage Banking Derivatives [Member] Maximum [Member]	Dec. 31, 2012 Mortgage Banking Derivatives [Member] Maximum [Member] Pricing Models Valuation Technique [Member] Fair Value, Measurements, Nonrecurring [Member]	Jun. 30, 2013 Mortgage Banking Derivatives [Member] Minimum [Member]	Dec. 31, 2012 Mortgage Banking Derivatives [Member] Minimum [Member] Pricing Models Valuation Technique [Member] Fair Value, Measurements, Nonrecurring [Member]	Jun. 30, 2013 Impaired Loans, Net [Member] Maximum [Member]	Dec. 31, 2012 Impaired Loans, Net [Member] Maximum [Member] Pricing Models Valuation Technique [Member] Fair Value, Measurements, Nonrecurring [Member]	Jun. 30, 2013 Impaired Loans, Net [Member] Minimum [Member]	Dec. 31, 2012 Impaired Loans, Net [Member] Minimum [Member] Pricing Models Valuation Technique [Member] Fair Value, Measurements, Nonrecurring [Member]	Jun. 30, 2013 Real Estate Owned [Member] Maximum [Member]	Dec. 31, 2012 Real Estate Owned [Member] Maximum [Member] Pricing Models Valuation Technique [Member] Fair Value, Measurements, Nonrecurring [Member]	Jun. 30, 2013 Real Estate Owned [Member] Minimum [Member]	Dec. 31, 2012 Real Estate Owned [Member] Minimum [Member] Pricing Models Valuation Technique [Member] Fair Value, Measurements, Nonrecurring [Member]	Jun. 30, 2013 Mortgage Servicing Rights [Member] Maximum [Member]	Jun. 30, 2013 Mortgage Servicing Rights [Member] Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Prepayment Rate													18.56%	8.48%
Fair Value Inputs, Note Rate													3.97%	3.00%
Fair Value Inputs, Pull Through Rate	100.00%	100.00%	68.30%	68.90%
Fair Value Inputs, Discount Rates Applied to Appraisals					30.00%	30.00%	15.00%	15.00%	89.40%	76.50%	4.00%	5.00%